Net Revenues (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Contract Liabilities [Member]
Net Revenues [Line Items]
Revenue recognized	¥ 45,063	$ 6,291	¥ 52,875